LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for each period presented are calculated as follows (in thousands, except share and per share amounts):

	For the year ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Numerator:
Loss attributable to ordinary shareholders – basic and diluted	(1,562,859)	(874,090)	(626,733)	(101,010)

Denominator:
Weighted-average number of shares outstanding – basic and diluted	422,167,505	423,675,429	456,720,654	456,720,654
Basic and diluted net loss per share	(RMB3.70)	(RMB2.06)	(RMB1.37)	(USD0.22)